INCOME TAX - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Lease liability	$ 3,903,621	$ 3,926,211
Deferred debt interest	3,230,087	2,129,389
Net operating loss and tax credit carryforwards	2,670,224	3,476,116
Allowance for uncollectible accounts	409,057	306,974
Other accruals	330,757	566,296
Employee benefits	170,158	183,181
Total deferred tax assets	10,713,904	10,588,167
Deferred tax liabilities:
Investment properties unrealized gain	(49,686,108)	(47,589,206)
Deferred financing costs	(3,467,668)	(2,483,797)
Prepaid and other assets	(184,757)	(414,707)
Total deferred tax liabilities	(53,338,533)	(50,487,710)
Net deferred tax liabilities	$ (42,624,629)	$ (39,899,543)